Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands			6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Concentration Risk [Line Items]
Total revenue			$ 6,829	$ 3,184
Foreign currency transaction gains			2,200	2,000
Lease, cost			$ 1,100	$ 1,300
Three customers | Accounts Receivable | Credit Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	65.00%
Three customers | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%
Total revenue			$ 4,600
Two customers | Accounts Receivable | Credit Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage		78.00%
Two customers | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage				10.00%
Total revenue				$ 2,600